CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)		$ 27	$ (232)	$ 570
Adjusted for the following items:
Depreciation and amortization expense		236	283	308
Mark-to-market on hedging items and other		(77)	110	35
Remeasurement of exchangeable and class B shares		447	511	0
Deferred income tax expense		171	102	97
Changes in non-cash working capital, net		35	(44)	73
Cash from operating activities		839	730	1,083
Investing Activities
Disposal of subsidiaries, net of cash disposed		817	0	0
Purchase of long-lived assets		(417)	(416)	(455)
Disposal of long-lived assets		2	17	14
Settlement of foreign exchange and other hedging items		(76)	0	0
Cash from (used by) investing activities		326	(399)	(441)
Financing Activities
Exchangeable shares issued, net of costs		128	0	0
Distributions to Brookfield Infrastructure Partners L.P.	[1]	0	(33)	(250)
Distributions to non-controlling interests		(425)	(436)	(525)
Acquisition of partial interest from non-controlling interest		(283)	0	0
Proceeds from non-recourse borrowings		377	551	316
Repayment of non-recourse borrowings		(211)	(380)	(55)
Repayment from Brookfield Infrastructure		15	0	0
Repayment to Brookfield Infrastructure		(469)	(19)	0
Cash used by financing activities		(868)	(317)	(514)
Cash and cash equivalents
Change during the year		297	14	128
Impact of foreign exchange on cash		(20)	(26)	(23)
Balance, beginning of year		192	204	99
Balance, end of year		$ 469	$ 192	$ 204

[1]	Represents distributions paid to the partnership prior to March 30, 2020. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details. Subsequent to March 30, 2020, dividends paid on our exchangeable shares are presented as interest expense on the Consolidated Statements of Operating Results.